Note 6 - Other Current and Non-current Assets (Tables)	6 Months Ended
Sep. 30, 2020
Statement Line Items [Line Items]
Disclosure of the components of prepayments and other assets [text block]
		As at	As at
(a)	Other current assets	Sept. 30, 2020	March 31, 2020
	Prepaid expenses and deposits	$14,385	$55,972
	Customer acquisition costs	66,713	77,939
	Green certificates assets	63,772	63,728
	Gas delivered in excess of consumption	6,255	2,393
	Inventory	3,346	3,238
		$154,471	$203,270
		As at	As at
(b)	Other non-current assets	Sept. 30, 2020	March 31, 2020
	Customer acquisition costs	$28,932	$43,686
	Other long-term assets	8,357	12,764
		$37,289	$56,450